Income Taxes (Tables)	6 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate reconciliations
	For the Six Months Ended June 30
	2020	2021

Net income before provision for income taxes	$29,633	$16,948
PRC statutory tax rate	25%	25%
Income tax at statutory tax rate	7,408	4,237

Expenses not deductible for tax purpose	935	120
Changes in valuation allowance	2	-
Effect of warrant liability revaluation	(4,553)	(39)
Effect of preferential tax rates granted to the PRC entities (a)	(3,328)	(4,343)
Income tax expense (benefit)	$464	$(25)
Effective income tax rate	1.57%	(0.15)%

Schedule of deferred tax assets
	December 31, 2020	June 30, 2021

Deferred tax assets:
Allowance for doubtful accounts	$133	$107
Net operating loss carry forwards	627	636
Total deferred tax assets, net	$760	$743